Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0000844790
Registrant Name	FRANKLIN MANAGED MUNICIPAL INCOME TRUST
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES